                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Institutional International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 94.4%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                       1,298,548         $   18,660,753
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                             224,180         $   18,488,339
---------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.^                                                                          2,299,000             12,223,556
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,711,895
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                                  782,000         $   16,727,641
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.^                                                                                510,200             23,354,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,081,866
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 13.5%
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                                            1,224,160         $   21,471,895
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                     2,559,900              7,109,967
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                              640,528             18,789,054
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                     721,710             11,582,996
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                     403,930             21,609,416
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                 175,710             13,898,661
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A                                                       526,960              5,094,526
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                        17,175,500              5,764,151
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                2,462,000             15,495,863
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                             324,841             27,608,661
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.^                                                                      2,854,980             16,097,292
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  164,522,482
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           184,490         $   13,229,778
---------------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1^                                                                    173,388              4,600,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,830,206
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                            62,680         $    4,905,918
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         30,495         $    3,192,639
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.^*                                                                            172,560         $    5,922,747
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                            524,980             12,767,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,690,261
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                            1,393,240         $   42,425,974
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                  220,100         $   12,380,625
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                                           401,664             31,725,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,105,885
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                        461,000         $   24,876,144
---------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                       73,700              4,106,699
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.^                                                                                       197,100              4,797,372
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                     741,000             11,565,079
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        53,120             29,932,496
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                    3,020                859,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   76,136,980
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                      28,500,000         $   20,574,699
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                       365,360             21,348,326
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,923,025
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                                       740,290         $    7,022,596
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                        115,270             31,470,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,493,581
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                        2,311,560         $   12,614,771
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone^                                                                                      88,960         $    9,587,866
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                         122,147             35,768,756
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   45,356,622
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                 4,556,067         $   25,265,291
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                   2,302,750             23,671,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,936,961
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V                                                                   1,365,700         $    6,942,625
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
AXA^                                                                                               977,380         $   26,837,154
---------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                                                        1,048,088             14,938,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,775,384
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.^                                                                                 130,400         $   15,198,028
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                               541,020         $   10,460,827
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                                        621,390             30,878,064
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,338,891
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                               1,520,450         $   12,761,233
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       46,380              5,425,483
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,186,716
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                    194,830         $    8,545,244
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                              3,918,000         $   15,899,630
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"*                                                                             2,352,050         $    8,580,141
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                    453,430         $   21,067,084
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                     390,330              7,438,948
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                  243,080             33,769,198
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                    232,750             19,237,087
---------------------------------------------------------------------------------------------------------------------------------
Schering AG^                                                                                       237,120             14,994,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   96,506,777
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                                                  853,040         $   11,773,028
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                   1,184,940              9,992,287
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,765,315
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                      308,053         $   21,868,682
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                                            2,055,000         $   21,544,938
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.^                                                                                      528,000              6,883,521
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares^                                                                  87,843             16,157,550
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Registered Shares                                                               69,845             12,847,057
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,433,066
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                             1,259,500         $    9,417,308
---------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                                                          403,440             14,379,226
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           571,240             14,020,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,817,289
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                                12,604,000         $   18,279,383
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                              10,596,585             27,559,510
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   45,838,893
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                   156,032         $    6,979,917
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                               11,178,360             16,179,466
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                   1,520,328             24,893,806
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,053,189
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                    393,560         $   11,000,459
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement^                                                                              214,870              9,069,504
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,069,963
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $1,154,409,652
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.89%, due 10/03/05<                                                 $  43,552,000         $   43,542,588
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.1%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, Net Asset Value                                  282,837,921         $  282,837,921
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $1,480,790,161
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (21.0)%                                                                             (257,422,059)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,223,368,102
---------------------------------------------------------------------------------------------------------------------------------


* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
~ As of September 30, 2005 the fund had one security representing $12,847,057 and 1.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005 are as follows:

Country Weightings
---------------------------------------
Great Britain                     17.6%
---------------------------------------
France                            16.8%
---------------------------------------
Japan                             15.8%
---------------------------------------
Switzerland                        9.1%
---------------------------------------
Sweden                             5.3%
---------------------------------------
Spain                              4.7%
---------------------------------------
Canada                             3.5%
---------------------------------------
South Korea                        2.5%
---------------------------------------
Hong Kong                          2.3%
---------------------------------------
Other                             22.4%
---------------------------------------

Abbreviations:

ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,303,826,029
                                                                ==============
Gross unrealized appreciation                                   $  183,680,107
Gross unrealized depreciation                                       (6,715,975)
                                                                --------------
    Net unrealized appreciation (depreciation)                  $  176,964,132
                                                                ==============

BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT MFS OR VIEW ONLINE. READ IT CAREFULLY

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) INSTITUTIONAL
LARGE CAP GROWTH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Institutional Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                2,500         $      152,600
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                            7,400                383,616
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      536,216
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                      3,700         $      302,216
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                                7,240         $      350,706
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                 4,510         $      226,763
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.(S)(S)*                                                                      902                 32,292
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                      5,313                241,848
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                          6,740                222,285
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                           10,800                579,312
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,302,500
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                        13,460         $    1,072,358
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                     1,930                162,525
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                       6,350                454,914
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                               9,520                464,195
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,153,992
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                                  9,557         $      280,785
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                    4,701                155,180
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     13,880                334,924
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      770,889
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                            1,700         $      206,686
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                            3,060                187,731
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      394,417
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                 21,170         $      538,988
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                         9,000                249,570
---------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                        7,600                348,612
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                                  3,070                264,143
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,401,313
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.0%
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                           5,320         $      210,672
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     40,620              1,045,153
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                       67,870                840,909
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                     29,835                676,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,772,795
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                                4,700         $      251,967
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                         21,850                747,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      999,237
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                                4,600         $      242,834
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                 9,500                564,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      807,704
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                          2,220         $      153,491
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                14,700                494,949
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      648,440
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                  4,230         $      170,638
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                 7,850                291,549
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         16,000                394,400
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                       3,100                142,941
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                       8,400                405,300
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                              9,930                336,627
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                        12,500                348,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,089,580
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                   1,100         $      151,250
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           19,580         $      568,016
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       13,350         $      757,078
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                       6,340         $      316,873
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                        7,300         $      366,314
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                         7,640                396,745
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               12,600                552,132
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,315,191
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                     3,100         $      235,042
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                   4,000         $      247,840
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                   1,250         $      395,575
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                        5,720                193,565
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      589,140
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                               7,260         $      413,021
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                    3,460         $      203,275
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                            3,600                296,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      499,663
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                          1,000         $      127,880
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                               4,260                264,333
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                      8,450                453,089
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                              9,100                425,880
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                        4,270                177,632
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                               3,600                248,004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,696,818
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                70,760         $    1,268,727
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                      25,000                483,250
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      14,900                666,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,418,752
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                  5,400         $      246,348
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                      3,660                250,783
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      497,131
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                          37,570         $      486,156
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                 11,960         $      507,104
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                       2,200                201,564
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     12,560                672,211
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   17,650              1,116,892
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               24,870              1,150,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,648,506
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                        5,200         $      249,236
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                     3,800         $      144,932
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                    6,680                430,192
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                      14,900                324,522
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                       10,665                227,378
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,127,024
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                 14,400         $      342,432
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                          3,800         $      331,094
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                     2,850                197,020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      528,114
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $   30,617,288
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.88%, due 10/03/05<                                                $     155,000         $      154,967
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $   30,772,255
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                     168,589
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   30,940,844
---------------------------------------------------------------------------------------------------------------------------------

     * Non-income producing security.
     < The rate shown represents an annualized yield at time of purchase.
(S)(S) When-issued security. Security represents the fund's entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     ~ As of September 30, 2005, the fund had one security representing $226,763 and 0.7% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL LARGE CAP GROWTH FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $29,476,744
                                                                   ===========
Gross unrealized appreciation                                      $ 2,938,261
Gross unrealized depreciation                                       (1,642,750)
                                                                   -----------
    Net unrealized appreciation (depreciation)                     $ 1,295,511
                                                                   ===========

BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT MFS OR VIEW ONLINE. READ IT CAREFULLY.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) INSTITUTIONAL
LARGE CAP VALUE FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Institutional Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.9%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               37,430         $    2,284,727
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              36,700              1,994,645
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           27,280              1,414,195
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,693,567
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC, ADR                                                                                      8,690         $      504,107
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 15.5%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                22,065         $    1,109,428
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.(S)(S)*                                                                    4,413                157,985
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              103,774              4,368,885
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     80,770              3,676,650
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          35,322              1,583,132
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                          9,270                523,384
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                              6,620                224,617
---------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                          22,560                555,878
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                  26,730              1,550,875
---------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                33,430              2,321,714
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                               7,000                598,500
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                   16,200                948,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,619,882
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   45,100         $    1,488,751
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     19,540                471,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,960,251
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                             6,250         $      524,750
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           28,770              3,497,857
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                       6,450                751,296
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                              36,400              1,163,708
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                            9,710                595,709
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,533,320
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                 73,420         $    1,869,273
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                    22,810         $      950,493
---------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                       30,990              1,213,878
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                  14,990                252,881
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                26,810              1,586,884
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG, ADR                                                                                    44,150                927,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,931,286
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                       48,500         $      600,915
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                     25,650                581,229
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,182,144
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         61,230         $    1,878,536
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                23,790         $    1,416,219
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                      23,350         $      241,906
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                         12,710         $      878,769
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                 3,960                284,328
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             10,120                281,842
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                  9,100                572,572
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,017,511
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                13,800         $      512,532
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  14,280         $      980,179
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                 13,230                990,927
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,971,106
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                   3,300         $      453,750
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                         23,110              1,637,344
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       17,923              1,160,156
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      54,240              3,791,918
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   40,380              2,565,745
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                     20,960              2,846,787
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,455,700
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                          38,952         $      960,556
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                        6,600                285,054
---------------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                      22,680                828,727
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                         36,900              1,702,197
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A., ADR                                                                                     8,740                640,642
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       12,584                713,639
---------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                      40,430                766,149
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,896,964
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                        8,730         $      246,797
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                             36,750              1,095,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,341,947
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                         11,270         $      510,531
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                      43,416              2,400,471
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                          6,820                610,731
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             13,890              1,071,891
---------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                               6,900                358,938
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       64,050              3,191,612
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,144,174
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                        21,700         $      426,405
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                         32,680         $    2,000,016
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           11,960                984,667
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB, ADR                                                                                      8,190                405,815
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,390,498
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                           9,190         $      366,405
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                25,400         $      455,422
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         10,700         $      732,522
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                 27,610         $    1,170,664
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                      4,400                235,488
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   37,270              2,358,446
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   52,970              1,441,314
---------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                        13,641                340,616
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               31,270              1,446,863
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,993,391
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC, ADR                                                                              22,080         $      814,531
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                         19,960                676,444
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,490,975
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                  20,810         $    1,244,438
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                               6,100                247,416
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,491,854
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                     7,400         $      247,826
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                      21,650         $    1,193,781
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide, ADR                                                                                   7,600                278,540
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                        7,460                357,558
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,829,879
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                           66,540         $    1,159,792
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   12,100                779,240
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                      37,650                771,072
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,710,104
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                             61,030         $    1,584,949
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                110,560         $    2,629,117
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        53,710              1,755,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,384,897
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  53,340         $    3,931,691
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                            4,990         $      261,975
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                            35,210         $    3,032,989
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                        6,440                478,621
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                         7,460                398,662
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                      4,640                220,864
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                           19,760                638,841
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                8,010                515,524
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                            6,020                679,538
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,965,039
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  112,434,257
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.88%, due 10/03/05<                                                 $     756,000         $      755,837
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  113,190,094
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                     440,528
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  113,630,622
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) When-issued security. Security represents the fund's entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     ~ As of September 30, 2005, the fund had one security representing $1,109,428 and 1.0% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     < The rate shown represents an annualized yield at time of purchase.
     * Non-income producing security.
 ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS
AND OTHER INFORMATION, CONTACT MFS OR VIEW ONLINE. READ IT CAREFULLY.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) INSTITUTIONAL INTERNATIONAL
RESEARCH EQUITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Institutional International Research Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                          169,550         $      872,960
---------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de C.V., ADR                                                    9,350                373,065
---------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                         368,100                334,066
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,580,091
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         134,700         $    1,935,703
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                 120,050         $      914,449
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                                 9,870                813,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,728,437
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                      10,588         $      869,384
---------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A                                                                             17,310              1,175,770
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                  58,800              2,691,549
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,736,703
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 23.3%
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                         24,250         $    2,030,084
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                       129,906                864,109
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                          66,910                911,377
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                                142,530              2,499,991
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                                         34,690              2,637,799
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A                                                                                 58,829              1,725,672
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                      36,900                592,222
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                      30,260              1,618,847
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                               506,060                876,325
---------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                           47,690              1,759,526
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                  140,152              2,266,116
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                        25,760              1,518,198
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                                 189              2,478,961
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp.                                                                                           7,200              1,299,296
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                  22,000              1,740,200
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                    98,495              2,794,369
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                  262,000              1,649,032
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                      34,650              2,699,406
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              34,809              2,958,462
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                    31,920              1,678,992
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A                                                                          285,980              1,612,447
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,211,431
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR*                                                                           32,880         $    2,357,825
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo Economico de America Latina S.A. de C.V.*                                 508,490         $      337,577
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                               57,330         $      714,221
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         12,150              1,272,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,986,251
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                              13,890         $      476,744
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
CapGemini S.A.*                                                                                     11,100         $      432,093
---------------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd.*                                                                             9,460                390,729
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      822,822
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                          156,870         $      595,727
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                   36,350                404,225
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary                                                                       17,990                281,591
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                              68,580                509,479
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,791,022
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A                                                                                9,630         $      385,460
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                               56,130              1,709,232
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,094,692
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                                              36,336         $    2,869,983
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                      31,000         $      558,055
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                      83,000              1,295,414
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                       71,770              1,907,693
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         9,270              5,223,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,984,698
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.*                                                                     8,190         $      370,285
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                       2,299,000              1,659,692
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,029,977
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                             222,480         $    2,642,057
---------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                                                         31,290              1,809,188
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                       10,800                772,092
---------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A                                                                                       95,780              2,374,807
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                           18,890              5,157,343
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,755,487
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Carrefour S.A                                                                                       25,840         $    1,189,163
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                          299,190              1,632,756
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,821,919
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                                     1,600,000         $    1,320,081
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          13,382              3,918,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,238,781
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                   322,150         $    1,786,456
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                          204,033         $    2,239,512
---------------------------------------------------------------------------------------------------------------------------------
AXA                                                                                                 84,420              2,318,026
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,557,538
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                    8,300         $      967,359
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                          20,300         $    1,640,440
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                       16,770              1,377,277
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                  630,000              3,654,665
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          53,460              2,656,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,328,912
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                        7,550         $      883,191
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                                 46,470         $    1,700,805
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                  43,640              1,300,424
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                    60,710                980,549
---------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR                                                            28,260                656,197
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                     56,970              2,498,704
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,136,679
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Gaz de France                                                                                       24,100         $      806,030
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                 380,000              1,542,077
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,348,107
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                          126,000         $    2,111,593
---------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                          132,400                430,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,542,566
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                    1,900         $      261,896
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A                                                                                          640                311,995
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      573,891
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                               37,400         $    1,405,792
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                     49,150              2,283,588
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                      77,100              1,469,379
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    26,480              3,678,659
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                                                      35,940              2,970,487
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,807,905
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  104,890         $      970,048
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                     234,830              1,980,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,950,308
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                                           26,790         $      221,694
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR#                                      1,430                118,336
---------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                         24,100              1,218,606
---------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                   47,700              1,150,511
---------------------------------------------------------------------------------------------------------------------------------
Macquarie Goodman Group                                                                             95,553                309,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,018,272
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                               136,000         $    1,425,845
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                       135,000              1,759,991
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,185,836
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                           78,160         $      586,744
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                            56,900              1,396,578
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,983,322
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               1,331,160         $    3,462,070
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                                                     33,834         $    1,513,526
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                      158,600              1,422,391
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                  963,720              1,394,880
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                     174,580              2,858,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,189,365
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                   100,310         $    1,196,045
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                             32,620         $      810,591
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Endesa S.A                                                                                          44,810         $    1,199,698
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                            85,978              2,485,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,685,573
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  162,174,129
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.85%, due 10/03/05 <                                        $   3,145,000         $    3,144,327
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  165,318,456
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.7)%                                                                                (1,149,517)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  164,168,939
---------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.
# SEC Rule 144A Restriction.
~ As of September 30, 2005 the fund had one security representing $118,336 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the board of Trustees.

Country Weightings
-------------------------------------------
Great Britain                         19.0%
-------------------------------------------
Japan                                 18.1%
-------------------------------------------
France                                15.5%
-------------------------------------------
Switzerland                            7.8%
-------------------------------------------
South Korea                            6.7%
-------------------------------------------
Spain                                  4.0%
-------------------------------------------
Brazil                                 3.9%
-------------------------------------------
Mexico                                 3.4%
-------------------------------------------
Netherlands                            2.5%
-------------------------------------------
Other                                 19.1%
-------------------------------------------


Percentages based on total net assets as of September 30, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 9/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $136,742,589
                                                                  ============
Gross unrealized appreciation                                     $ 29,324,432
Gross unrealized depreciation                                         (748,565)
                                                                  ------------
    Net unrealized appreciation                                   $ 28,575,867
                                                                  ============

BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT MFS OR VIEW ONLINE. READ IT CAREFULLY.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.